Acquisitions & Divestitures - 2019 Purchase Price Allocation (Details) - USD ($) $ in Millions	Jul. 09, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Acquisitions
Goodwill (Note N)		$ 58,222	$ 36,265	$ 36,788
Red Hat, Inc.
Acquisitions
Current assets	$ 3,186
Property, plant, and equipment/noncurrent assets	939
Goodwill (Note N)	23,125	$ 23,100
Total assets acquired	40,722
Current liabilities	1,378
Noncurrent liabilities	4,265
Total liabilities assumed	5,642
Total purchase price	$ 35,080
Acquired intangible asset, weighted average useful life	10 years 10 months 24 days
Cash and cash equivalents	$ 2,200
Short-term debt	485
Red Hat, Inc. | Completed technology
Acquisitions
Intangible assets	$ 4,571
Acquired intangible asset, weighted average useful life	9 years
Red Hat, Inc. | Client relationships
Acquisitions
Intangible assets	$ 7,215
Acquired intangible asset, weighted average useful life	10 years
Red Hat, Inc. | Trademarks
Acquisitions
Intangible assets	$ 1,686
Acquired intangible asset, weighted average useful life	20 years